SUNDRY INCOME	12 Months Ended
Dec. 31, 2012
SUNDRY INCOME [Abstract]
SUNDRY INCOME
17.	SUNDRY INCOME

Sundry income for the years ended December 31, 2012, 2011 and 2010 consist of the following:

	For the years ended
	2012	2011	2010

Local government subsidies	$158,755	$449,786	$227,797
Transferred from receipts in advance, accounts payable and other receivables	57,571	11,835	542
Subcontracting income	-	19,565	-
Gain on disposal of motor vehicles	63,876	-	-
Others	71,281	121,061	41,901
	$351,483	$602,247	$270,240

During the years ended December 31, 2012, 2011 and 2010, the Group received special one time subsidies from local government of Zhengzhou, China amounting to $158,755 and $449,786 and $227,797 respectively for its advance technology in manufacturing precision steel mill flat-rolled products. The subsidy is not a continuing nature and depends on the local government's policy announced within a valid period.